Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) July 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 93.1%
Commercial Services & Supplies 0.6%
284,300	LegalZoom.com, Inc.	$10,456,554	*
Communications Equipment 1.2%
1,703,060	Telefonaktiebolaget LM Ericsson ADR	19,636,282
Electrical Equipment 2.0%
1,184,581	Vertiv Holdings Co.	33,215,651
Electronic Equipment, Instruments & Components 15.2%
437,863	Amphenol Corp. Class A	31,740,689
1,200,653	Flex Ltd.	21,575,734	*
497,851	II-VI, Inc.	34,754,978	*(a)
231,099	Keysight Technologies, Inc.	38,027,340	*(a)
815,032	Maxscend Microelectronics Co. Ltd. Class A	50,892,950
287,015	Trimble, Inc.	24,539,783	*
80,951	Zebra Technologies Corp. Class A	44,723,808	*(a)
		246,255,282
Entertainment 4.0%
235,251	Activision Blizzard, Inc.	19,671,689
260,137	ROBLOX Corp. Class A	20,025,346	*
89,520	Sea Ltd. ADR	24,721,843	*
		64,418,878
Equity Real Estate Investment Trusts 3.4%
84,846	American Tower Corp.	23,994,449	(a)
38,341	Equinix, Inc.	31,455,340	(a)
		55,449,789
Health Care Equipment & Supplies 1.7%
27,361	Intuitive Surgical, Inc.	27,127,337	*
Health Care Providers & Services 4.6%
1,267,837	LifeStance Health Group, Inc.	30,047,737	*
375,217	Oak Street Health, Inc.	23,653,680	*
360,448	Progyny, Inc.	20,073,349	*
		73,774,766
Health Care Technology 1.5%
164,078	Omnicell, Inc.	24,037,427	*
Hotels, Restaurants & Leisure 3.5%
120,184	Evolution AB	20,936,286	(b)
226,081	Expedia Group, Inc.	36,369,650	*(c)
		57,305,936
Interactive Media & Services 6.4%
91,376	Facebook, Inc. Class A	32,557,269	*
148,073	IAC/InterActiveCorp.	20,328,942	*
675,978	Snap, Inc. Class A	50,306,283	*
		103,192,494
IT Services 1.6%
107,279	Globant SA	25,656,846	*(a)
Machinery 6.4%
368,520	Atlas Copco AB, A Shares	24,915,041
93,383	Deere & Co.	33,766,359	(a)
1,013,878	Epiroc AB Class A	23,673,328
204,781	KION Group AG	21,741,461
		104,096,189
Media 1.5%
1,254,177	ProSiebenSat.1 Media SE	23,871,218

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Real Estate Management & Development 0.7%
483,117	KE Holdings, Inc. ADR	$10,623,743	*
Semiconductors & Semiconductor Equipment 20.2%
278,328	Advanced Micro Devices, Inc.	29,555,650	*
160,500	Advantest Corp.	14,059,569
298,712	Analog Devices, Inc.	50,010,363	(a)(c)
44,740	ASML Holding NV	34,303,948
174,488	BE Semiconductor Industries NV	15,304,567
35,144	Lam Research Corp.	22,401,137
107,000	Lasertec Corp.	19,965,271
745,000	MediaTek, Inc.	24,242,804
99,768	Monolithic Power Systems, Inc.	44,821,772	(a)
123,469	Qorvo, Inc.	23,408,488	*
1,224,000	Taiwan Semiconductor Manufacturing Co. Ltd.	25,386,018
120,130	Texas Instruments, Inc.	22,899,181
		326,358,768
Software 15.6%
81,408	Autodesk, Inc.	26,142,551	*
180,282	Cadence Design Systems, Inc.	26,618,637	*(a)
172,409	Crowdstrike Holdings, Inc. Class A	43,724,646	*(a)
322,055	DoubleVerify Holdings, Inc.	11,143,103	*
447,868	Dynatrace, Inc.	28,605,329	*
47,268	HubSpot, Inc.	28,172,673	*
85,000	Paycor HCM, Inc.	2,337,500	*
89,909	RingCentral, Inc. Class A	24,029,978	*
48,659	ServiceNow, Inc.	28,606,140	*
255,342	Zendesk, Inc.	33,329,791	*(a)
		252,710,348
Wireless Telecommunication Services 3.0%
340,165	T-Mobile U.S., Inc.	48,990,563	*(a)(c)
	Total Common Stocks (Cost $1,451,612,394)	1,507,178,071
Preferred Stocks 1.3%
IT Services 1.3%
1,009,513	Cybereason, Inc. Ser. F	4,999,997	*(d)(e)(i)
24,932	Turing Holding Corp. Thoughtworks Ser. B	16,499,997	*(d)(e)(i)
	Total Preferred Stocks (Cost $21,500,000)	21,499,994
Purchased Options(f) 0.1% (Cost $1,196,442)		2,170,840
Short-Term Investments 6.1%
Investment Companies 6.1%
98,716,423	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(g) (Cost $98,716,423)	98,716,423	(c)
Total Investments 100.7% (Cost $1,573,025,259)		1,629,565,328
Liabilities Less Other Assets (0.7)%		(11,051,947	)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,618,513,381

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2021 amounted to $20,936,286, which represents 1.3% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $201,552,137.
(d)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2021 amounted to $21,362,739, which represents 1.3% of net assets applicable to common stockholders of the Fund.
(e)	Value determined using significant unobservable inputs.
(f)	See “Purchased option contracts” under Derivative Instruments.
(g)	Represents 7-day effective yield as of July 31, 2021.
(h)	Includes the impact of the Fund's open positions in derivatives at July 31, 2021.
(i)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At July 31, 2021, these securities amounted to $21,499,994, which represents 1.3% of the net assets applicable to common stockholders of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders	Value as of 7/31/2021	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2021
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	$5,000,000	0.3%	$4,999,997	0.3%
Turing Holding Corp. Thoughtworks (Ser. B Preferred Shares)	6/23/2021	16,500,000	1.1%	16,499,997	1.0%
Total		$21,500,000	1.4%	$21,499,994	1.3%

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,176,574,576	72.7%
Sweden	89,160,937	5.5%
Taiwan	74,350,665	4.6%
China	61,516,693	3.8%
Netherlands	49,608,515	3.1%
Germany	45,612,679	2.8%
Japan	34,024,840	2.1%
Short-Term Investments and Other Liabilities-Net	87,664,476	5.4%
	$1,618,513,381	100.0%

Derivative Instruments

Purchased option contracts ("options purchased")

At July 31, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	446	$20,036,996	$410	8/20/2021	$1,835,290
Wireless Telecommunication Services
T-Mobile U.S., Inc.	450	6,480,900	155	8/20/2021	11,250
Total Calls					$1,846,540

Puts
Road & Rail
Uber Technologies, Inc.	4,600	$19,991,600	$41	8/6/2021	$324,300
Total options purchased (Cost $1,196,442)					$2,170,840

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

Written option contracts ("options written")

At July 31, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Electrical Equipment
Vertiv Holdings Co.	5,295	$(14,847,180)	$30	8/20/2021	$(92,663)
Electronic Equipment, Instruments & Components
Flex Ltd.	4,029	(7,240,113)	20	8/20/2021	—	(a)(b)
Trimble, Inc.	1,283	(10,969,650)	90	8/20/2021	(144,337)
Zebra Technologies Corp.	362	(19,999,776)	600	8/20/2021	(181,000)
					(325,337)
Entertainment
Activision Blizzard, Inc.	1,053	(8,805,186)	97.5	9/17/2021	(52,650)
Equity Real Estate Investment Trusts
American Tower Corp.	379	(10,718,120)	300	8/20/2021	(18,002)
Equinix, Inc.	171	(14,029,011)	890	8/20/2021	(14,108)
					(32,110)
Health Care Providers & Services
Oak Street Health, Inc.	1,670	(10,527,680)	75	9/17/2021	(246,325)
Progyny, Inc.	700	(3,898,300)	75	8/20/2021	(21,000	)(a)(b)
Progyny, Inc.	913	(5,084,497)	70	9/17/2021	(73,040)
					(340,365)
Health Care Technology
Omnicell, Inc.	593	(8,687,450)	165	8/20/2021	(109,705	)(a)(b)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	781	(12,563,947)	195	8/20/2021	(34,754)
Interactive Media & Services
Facebook, Inc.	409	(14,572,670)	390	8/20/2021	(30,061)
IAC/InterActiveCorp.	715	(9,816,235)	170	8/20/2021	(32,175)
IAC/InterActiveCorp.	73	(1,002,217)	160	9/17/2021	(11,315)
Snap, Inc.	3,026	(22,519,492)	95	8/20/2021	(51,442)
					(124,993)
Machinery
Deere & Co.	415	(15,005,985)	400	9/17/2021	(124,500)
Semiconductors & Semiconductor Equipment
ASML Holding NV	200	(15,334,800)	790	8/20/2021	(196,000)
Lam Research Corp.	92	(5,864,172)	725	9/17/2021	(48,530)
Monolithic Power Systems, Inc.	446	(20,036,996)	430	8/20/2021	(1,110,540)
Monolithic Power Systems, Inc.	311	(13,971,986)	450	8/20/2021	(407,410)
Qorvo, Inc.	552	(10,465,368)	210	8/20/2021	(70,380)
Texas Instruments, Inc.	534	(10,179,108)	200	9/17/2021	(123,621)
					(1,956,481)
Software
Autodesk, Inc.	364	(11,689,132)	335	8/20/2021	(104,832)
Cadence Design Systems, Inc.	202	(2,982,530)	150	8/20/2021	(42,420)
Cadence Design Systems, Inc.	605	(8,932,825)	155	8/20/2021	(51,425)
Crowdstrike Holdings, Inc.	385	(9,763,985)	290	8/20/2021	(39,270)
Crowdstrike Holdings, Inc.	386	(9,789,346)	310	8/20/2021	(12,545)
DoubleVerify Holdings, Inc.	1,442	(4,989,320)	50	8/20/2021	(27,398)
Dynatrace, Inc.	501	(3,199,887)	65	8/20/2021	(86,423)
Dynatrace, Inc.	1,501	(9,586,887)	70	8/20/2021	(60,040)
HubSpot, Inc.	212	(12,635,624)	710	8/20/2021	(107,060)
RingCentral, Inc.	402	(10,744,254)	310	8/20/2021	(76,380)
ServiceNow, Inc.	217	(12,757,213)	630	8/20/2021	(49,368)
					(657,161)
Total Calls					$(3,850,719)

Puts
Communications Equipment
Nokia Oyj	24,480	$(14,883,840)	$5	8/20/2021	$(48,960)
Nokia Oyj	4,520	(2,748,160)	5.5	8/20/2021	(11,300)
					(60,260)
Electronic Equipment, Instruments & Components
Amphenol Corp.	579	(4,197,171)	65	8/20/2021	(5,790)
II-VI, Inc.	584	(4,076,904)	65	8/20/2021	(94,900)
Keysight Technologies, Inc.	305	(5,018,775)	145	8/20/2021	(19,825)
Zebra Technologies Corp.	107	(5,911,536)	500	8/20/2021	(46,545)
					(167,060)
Entertainment
Activision Blizzard, Inc.	311	(2,600,582)	87.5	8/20/2021	(162,497)
ROBLOX Corp.	344	(2,648,112)	70	8/20/2021	(71,896)
					(234,393)
Equity Real Estate Investment Trusts
Equinix, Inc.	125	(10,255,125)	790	8/20/2021	(89,375)
Hotels, Restaurants & Leisure
Airbnb, Inc.	579	(8,338,179)	130	8/20/2021	(112,037)
Expedia Group, Inc.	230	(3,700,010)	145	8/20/2021	(44,735)
					(156,772)
Interactive Media & Services
Facebook, Inc.	120	(4,275,600)	330	8/20/2021	(17,580)
IAC/InterActiveCorp.	195	(2,677,155)	130	8/20/2021	(60,450)
Snap, Inc.	894	(6,653,148)	55	8/20/2021	(17,880)
					(95,910)
IT Services
Globant SA	133	(3,180,828)	200	8/20/2021	(15,628)
Road & Rail
Uber Technologies, Inc.	4,600	(19,991,600)	45	8/20/2021	(1,386,900)
Semiconductors & Semiconductor Equipment
ASML Holding NV	59	(4,523,766)	640	8/20/2021	(11,505)
Advanced Micro Devices, Inc.	368	(3,907,792)	77.5	8/20/2021	(3,496)
Analog Devices, Inc.	395	(6,613,090)	155	8/20/2021	(40,487)
Monolithic Power Systems, Inc.	131	(5,885,306)	350	8/20/2021	(6,550	)(a)(b)
QUALCOMM, Inc.	1,100	(16,478,000)	135	8/20/2021	(47,300)
Texas Instruments, Inc.	158	(3,011,796)	177.5	8/20/2021	(11,297)
Texas Instruments, Inc.	158	(3,011,796)	180	8/20/2021	(15,168)
					(135,803)
Software
Autodesk, Inc.	107	(3,436,091)	280	8/20/2021	(8,881)
Cadence Design Systems, Inc.	238	(3,514,070)	125	8/20/2021	(5,950)
Crowdstrike Holdings, Inc.	228	(5,782,308)	220	8/20/2021	(21,546)
Dynatrace, Inc.	592	(3,781,104)	55	8/20/2021	(13,320)
HubSpot, Inc.	62	(3,695,324)	490	8/20/2021	(53,010)
Intuit, Inc.	340	(18,018,980)	480	8/20/2021	(36,550)
RingCentral, Inc.	118	(3,153,786)	250	8/20/2021	(67,260)
ServiceNow, Inc.	64	(3,762,496)	490	8/20/2021	(1,920)
Zendesk, Inc.	337	(4,398,861)	125	8/20/2021	(84,250)
					(292,687)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	450	(6,480,900)	140	8/20/2021	(62,775)
Total Puts					$(2,697,563)

Total options written (premium received $6,966,313)					$(6,548,282)

(a)	Security fair valued as of July 31, 2021 in accordance with procedures approved by the Board of Directors.
(b)	Value determined using significant unobservable inputs.

At July 31, 2021, the Fund had securities pledged in the amount of $148,253,918 to cover collateral requirements for options written.

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks(a)	$1,507,178,071	$—	$—	$1,507,178,071
Preferred Stocks(a)	—	—	21,499,994	21,499,994
Short-Term Investments	—	98,716,423	—	98,716,423
Options Purchased(b)	2,170,840	—	—	2,170,840
Total Investments	$1,509,348,911	$98,716,423	$21,499,994	$1,629,565,328

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 5/26/2021(d)	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Investments in Securities:
Preferred Stocks(e)	$—	$—	$—	$(6)	$21,500,000	$—	$—	$—	$21,499,994	$(6)
Total	$—	$—	$—	$(6)	$21,500,000	$—	$—	$—	$21,499,994	$(6)

(d)	Commencement of Operations.
(e)	Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 7/31/2021	Valuation approach	Unobservable input	Amount or range	Weighted average(f)	Impact to valuation from increase in Input(g)
Preferred Stocks	$21,499,994	Market Comparables	Transaction Price	$4.9528 - $661.8099	$509.05	Increase

(f)	The weighted averages disclosed in the table above were weighted by relative fair value.
(g)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Options Written Liabilities	$(6,411,027)	$—	$(137,255)	$(6,548,282)
Total	$(6,411,027)	$—	$(137,255)	$(6,548,282)

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 5/26/2021(c)	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases /Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2021
Other Financial Instruments:
Options Written(d)	$—	$—	$61,633	$243,064	$28,791	$(470,743)	$—	$—	$(137,255)	$243,064
Total	$—	$—	$61,633	$243,064	$28,791	$(470,743)	$—	$—	$(137,255)	$243,064

(c)	Commencement of Operations.
(d)	For the period ended July 31, 2021, these investments were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2021

Notes to Schedule of Investments Next Generation Connectivity Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities and preferred stocks, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Notes to Schedule of Investments Next Generation Connectivity Fund Inc.

(Unaudited) (cont’d)

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.